Stockholder's Equity (Details)		1 Months Ended									9 Months Ended	12 Months Ended
	Dec. 19, 2016 $ / shares	Jun. 23, 2017 shares	May 26, 2017 $ / shares	Apr. 24, 2017 shares	Mar. 21, 2017 $ / shares	Jan. 20, 2017 shares	Oct. 18, 2016	Sep. 23, 2016 Employees shares	Aug. 29, 2016 $ / shares	Nov. 19, 2014	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jul. 06, 2016 shares	Dec. 17, 2015 $ / shares shares	Apr. 14, 2015 $ / shares shares
Stockholder's Equity (Textual)
Ordinary shares, authorized description	(i) the Company's consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company's third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.		(i) the Company's consolidated net income for the period beginning January 1, 2017 through March 31, 2017, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.		(i) the Company's consolidated net income for the period beginning October 1, 2016 through December 31, 2016, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.		The Company paid common shares dividends by cash of $1,323,275 and ordinary shares totaled 2,013 shares with par value of $8.16 amounted $17,160. The remaining dividends of $720,000 for 8,000,000 escrow shares will be paid when these shares are vested. As the Company has achieved the earn-out target of 2016, one third of escrow shares were released in 2017 and $240,000 dividends were paid by the Company in cash.			Share capital of $1, which consisted of one share with a par value of $1 per share.		Unlimited shares authorized	Unlimited shares authorized
Redeemed share															571,428
Ordinary shares, issued											23,758,817	22,898,864	20,000,000		571,428
Ordinary shares, outstanding											23,758,817	22,898,864	20,000,000
Ordinary shares, par value | $ / shares															$ 0.000000005
Restricted shares forfeited						200
Restricted shares issued								2,700
Number of employees | Employees								19
Dividend of per ordinary share | $ / shares	$ 0.148		$ 0.047		$ 0.036				$ 0.09
Dividend of ordinary share percentage	25.00%		25.00%		25.00%				15.00%
Payment of common share dividends		210,925		129,872		519,156
Dividends payable on ordinary shares | $											$ 480,000	$ 4,108,721	$ 6,623,843
Preferred Class A [Member]
Stockholder's Equity (Textual)
Ordinary shares, authorized description											Unlimited shares authorized
Preferred shares issued											715,000	715,000		715,000
Preferred stock, shares outstanding											715,000	715,000
Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												$ 23,300,000
Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												40,000,000
2016 | Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												20,200,000
2016 | Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												32,000,000
2017 | Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												22,600,000
2017 | Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												38,000,000
2018 | Minimum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												25,600,000
2018 | Maximum [Member]
Stockholder's Equity (Textual)
Target adjust net income | $												$ 44,000,000
Feng Hui [Member]
Stockholder's Equity (Textual)
Redeemed share																1
Ordinary shares, issued																20,000,000
Ordinary shares, par value | $ / shares																$ 0.000000005
Escrow [Member]
Stockholder's Equity (Textual)
Ordinary shares, authorized description												Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million of ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the "Escrow Shares").